BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Disclosure of basis of consolidation [text block]

2.1 Basis of preparation of Consolidated Financial Statements

a)Presentation of Consolidated Financial Statements

The Consolidated Financial Statements are prepared as follows:

●	The Consolidated Statement of Financial position presents the company´s assets and liabilities based on liquidity since it provides reliable and more relevant information than separate current and non-current classifications.

●	The Consolidated Statements of Income and Other Comprehensive Income are presented separately. The Consolidated Statement of Income is presented according to the function of expenses, as this method provides reliable and more relevant information.

●	The Consolidated Statement of Cash Flows is presented using the indirect method. Accordingly, net cash flows from operating activities are determined by reconciling net income before tax expense, with the effects of non-cash items, net changes in assets and liabilities from operating activities, and for any other effects that are not classified as investing or financing activities. Revenues and expenses due to interest received and paid are part of operating activities.

b)Consolidated Financial Statements

Grupo Aval prepares its Consolidated Financial Statements incorporating its controlled entities. Grupo Aval controls an investee if and only if it complies with the following elements:

●	Power over the investee entitling Grupo Aval to direct any relevant activities that significantly affect the investee's performance.
●	Exposure, or rights to variable returns from its involvement with the investee.
●	Ability to affect those returns through its power over the investee.

Grupo Aval carries out an annual assessment of all its contractual relationships in order to identify new controlled entities or entities where control has been lost. For the year 2024 and 2023, no new entities were identified which had to be consolidated.

The financial statements for Grupo Aval´s subsidiaries are included in the consolidated financial statements since the date on which Grupo Aval acquires control or following control until the date on which control is lost.

During the consolidation process, Grupo Aval combines the assets, liabilities and profits or losses of those entities under control, previously aligning the accounting policies in all the subsidiaries and translating its financial statements to Colombian Pesos. This process includes eliminating intra-group balances and transactions and any unrealized and realized income and expense except for foreign currency translation gains or losses and those taxes which are not subject to elimination arising from intra-group transactions. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Non-controlling interests are presented under total equity in the Consolidated Statement of Financial Position of Grupo Aval separately from equity attributable to owners of the parent company.

For consolidation purposes, the Consolidated Statements of Financial Position and Income of entities with a functional currency different form Grupo Aval are translated to Colombian pesos as follows:

●	Assets and liabilities are translated at the closing exchange rate at the reporting date;
●	Income, expense and cash flows are translated at the corresponding month’s average exchange rate since they approximate the exchange rates of each specific transaction;
●	All resulting exchange differences are recognized in other comprehensive income ( “OCI”) and accumulated in the foreign currency translation reserve, except to the extent that the translation difference is allocated to non-controlling interests.

When Grupo Aval ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

c)Investments in associates

Associates are companies in which Grupo Aval has significant influence but not control and are accounted for under the equity method. They are presented in the Consolidated Statement of Financial Position as “Investments in associates and joint ventures” (see Note 2.1.(d) “Joint arrangements”). Grupo Aval exercises significant influence over another entity if it owns, directly or indirectly, 20% or more of the voting power of the investee, unless it is clearly evidenced that such influence does not exist. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the Consolidated Financial Statements include the Grupo Aval’s share of the profit or loss and OCI of equity accounted investees, until the date on which significant influence or joint control ceases.

Dividends received from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

In the case that Grupo Aval´s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, Grupo Aval does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between Grupo Aval and its associates are eliminated to the extent of Grupo Aval’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by Grupo Aval.

The carrying amount of associates are tested for impairment.

d)Joint arrangements

A joint arrangement is one in which two or more parties have joint control of the arrangement. Joint arrangements are divided into joint operations or joint ventures, the classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement, under joint operations the parties having joint control of the agreement have rights to the assets and obligations to the liabilities relating to the agreement. Under joint ventures, the parties having joint control, are entitled to the net assets of the agreement.

Grupo Aval recognizes joint operations in the Consolidated Financial Statements based on their proportional and contractual participation in each of the assets, liabilities and profit or loss of the contract or entity wherein the agreement is held. Grupo Aval recognizes joint ventures through the equity method, in the same manner as investments in associates.

Description of accounting policy for functional currency [text block]

2.2 Functional and presentation currency

Considering that the majority of the Group´s business activities as well as the generation and use of cash is in Colombian pesos, the Colombian peso is the currency that most accurately represents the economic environment of Grupo Aval’s operations, both for the Consolidated Financial Statements and for the parent company. Foreign entities have functional currencies different from the Colombian peso, which are translated to Colombian pesos for presentation purposes. The main functional currency these foreign entities is the US dollar.

Description of accounting policy for foreign currency translation [text block]

2.3 Transactions in foreign currencies

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the prevailing exchange rate at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies in terms of historical costs are measured using the exchange rate at the transaction date. Financial instruments measured at fair value are converted using the exchange rate at the date the fair value was determined. Profits or losses resulting from the translation process are recognized in profit or loss, except for financial instruments designated as hedging instruments.

As of December 31, 2024 and 2023, the representative market rates reported by the official price provider (for the U.S. dollar which is the most representative foreign currency for Grupo Aval´s transactions) were Ps 4,409.15 and Ps. 3,822.05 per U.S. $1, respectively.

Description of Accounting Policy for Operating segments [Policy Text Block]

2.4  Operating segments

An operating segment is a component of an entity which:

a)	Engages in business activities from which it can earn revenue and incur expenses (including revenue and expenses from transactions with other components of the same entity);
b)	Operating profit or losses are regularly reviewed by the chief operating decision maker, who decides on the resources allocation to the segment and assesses its performance; and
c)	Discrete financial information is available,

Segment results that are reported to the Chief Operating Decision Maker (CODM) include items that are directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Management regularly evaluates the performance for each segment; Grupo Aval discloses information separately for each identified operating segment, meeting any of the following quantitative thresholds:

a)	The segment´s reported revenue from the ordinary activities, including revenue from external customers as well as revenue from intersegment transfers, is equal or greater than 10% of the revenue of combined ordinary activities, internal and external, of all operating segments.
b)	The amount of the segment´s reported net income is, in absolute terms, equal or greater than 10% of the amount greater of: (i) the combined reported net income of all the segments not reporting a loss; and (ii) the reported combined loss of all segments of the operations with incurred losses.
c)	The segment´s assets are equal to or greater than 10% of the combined assets of all segments of the operation.

The information regarding other activities of the business of operating segments that do not have to be reported is combined and disclosed within the category of “Others”.

Description of Accounting Policy For Financial Assets and Financial Liabilities [Policy Text Block]

2.5 Financial assets and financial liabilities

i. Recognition and initial measurement

Grupo Aval initially recognizes loans and advances, deposits, debt securities issued and subordinated liabilities on the date on which they are originated. All other financial instruments (including regular-purchases and sales of financial assets) are recognized on the trade date, which is the date in which Grupo Aval becomes a party to the contractual provisions of the instrument.

A financial asset or financial liability is initially measured at fair value. Additionally, for instruments measured at amortized cost or FVOCI, transaction costs are added if directly attributable to its acquisition or issuance.

ii. Classification

Financial assets

On initial recognition, a financial asset is classified as: amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL).

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

●	The asset is held within a business model in which the objective is to hold assets to collect contractual cash flows; and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt instrument is measured at FVOCI only if it meets both of the following conditions and is not designated as at FVTPL:

●	The asset is held within a business model whose objective is achieved both by collecting contractual cash flows and selling the financial asset; and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, Grupo Aval may irrevocably elect to present subsequent changes in fair value in Other Comprehensive Income (“OCI”). This election is made on an investment-by-investment basis.

All other financial assets are classified and measured at FVTPL.

Business model assessment

Grupo Aval makes an assessment of the objective of a business model in which an asset is held at a portfolio level because this best reflects the way the business is managed, and information is provided to management. The information considered includes:

●	The established policies and objectives for the portfolio and their actual application. In particular, whether management’s strategy focuses on earning contractual interest revenue, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of the liabilities that are funding those assets;
●	How the performance of the portfolio is evaluated and reported to Grupo Aval’s management;
●	The risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed; and
●	The frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and its expectations about future sale activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how Grupo Aval’s stated objective for managing the financial assets is achieved and how cash flows are realized.

Financial assets that are held for trading, for which performance is evaluated on a fair value basis are measured at FVTPL because their objective is neither to collect contractual cash flows nor to collect contractual cash flows and sell the financial assets.

Assessment whether contractual cash flows are solely payments of principal and interest (SPPI)

For the purposes of this assessment, “principal” is defined as the fair value of the financial asset on initial recognition. “Interest” is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks (e.g. liquidity risk and administrative costs), as well as profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest (SPPI), Grupo Aval considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. Upon assessment Group Aval considers:

●	Contingent events that would change the amount and timing of cash flows;
●	Leverage covenants;
●	Prepayment and extension terms;
●	Terms that limit Grupo Aval’s claim to cash flows from specified assets; and
●	Features that modify consideration of the time value of money.

Interest rates on certain commercial and consumer loans originated by Grupo Aval are pegged to standard variable rates, generally used in each country where Grupo Aval operates and includes a spread. In Colombia, the standard variable rates are based on the DTF (rate interest calculated as the average for time deposits) or the interbank rate (in Spanish Interés Bancario de Referencia), or IBR rates, both of which are calculated weekly by the Central Bank based on information collected from the Colombian financial system, plus a spread. In the case of loans in foreign currency issued in Colombian entities and in other countries Grupo Aval uses SORF interest rates (Secured Overnight Funding Rate) plus a spread.

In these cases, Grupo Aval assesses whether the discretionary feature is consistent with the SPPI criteria by considering a number of factors, including whether:

●	Borrowers are able to prepay the loans without significant penalties;
●	Market competition ensures that interest rates are consistent between banks; and
●	Any regulatory or customer protection framework is in place that requires banks to treat customers fairly.

A prepayment feature is consistent with the SPPI criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract.

In addition, a prepayment feature is treated as consistent with this criterion if a financial asset is acquired or originated at a premium or discount to its contractual par amount, and the prepayment amount substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination), and the fair value of the prepayment feature is insignificant upon initial recognition.

Financial liabilities

Grupo Aval classifies its financial liabilities, other than derivatives, financial guarantees and loan commitments, as measured at amortized cost.

iii. Reclassifications

Financial assets

Financial assets are not reclassified subsequent to their initial recognition, except in the period after Grupo Aval’s entities changes their business model for managing financial assets.

iv. Derecognition

Financial assets

Grupo Aval derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire (see also (v)), or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which Grupo Aval neither transfers nor retains substantially all of the risks and rewards of ownership but it does not retain control of the financial asset.

At derecognition of a financial asset, the difference between the carrying amount of the asset (or the carrying amount allocated to the portion of the asset derecognized) and the sum of (i) the consideration received (including any new asset obtained less any new liability assumed) and (ii) any cumulative gain or loss that had been recognized in OCI is recognized in profit or loss.

Any cumulative gain/loss recognized in OCI in respect of equity investment securities designated as at FVOCI is not recognized in profit or loss on derecognition of such securities, as explained in (2.10). Any interest in transferred financial assets that qualify for derecognition that is created or retained by Group Aval is recognized as a separate asset or liability.

Grupo Aval enters into transactions whereby it transfers assets recognized on its Consolidated Statement of Financial Position but retains either all or substantially all of the risks and rewards of the transferred assets or a portion of them. In such cases, the transferred assets are not derecognized. Examples of such transactions are securities lending and sale-and-repurchase transactions.

When assets are sold to a third party with a concurrent total rate of return swap on the transferred assets, the transaction is accounted for as a secured financing transaction similar to sale-and repurchase transactions, given that Grupo Aval retains all or substantially all of the risks and rewards of ownership of such assets.

In transactions in which it neither retains nor transfers substantially all of the risks and rewards of ownership of a financial asset and it retains control over the asset, Grupo Aval continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.

Financial liabilities

Grupo Aval derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

v. Modifications of financial assets and financial liabilities

Financial assets

If the terms of a financial asset are modified, then Grupo Aval assesses whether the cash flows of the modified asset are substantially different.

If the cash flows are substantially different, the contractual rights to cash flows from the original financial asset are deemed to have expired. In that case, the original financial asset is derecognized (see (iv)) and a new financial asset is recognized at fair value plus any eligible transaction costs. Any fees received as part of the modification are accounted for as follows:

●	Fees that are considered in determining the fair value of the new asset and fees that represent reimbursement of eligible transaction costs are included in the initial measurement of the asset; and
●	Other fees are included in profit or loss as part of the gain or loss on derecognition.

If cash flows are modified when the borrower is in financial distress, the objective of the modification is usually to maximize recovery of the original contractual terms rather than to originate a new asset with substantially different terms. If Group Aval plans to modify a financial asset in a way that would result in foregoing of cash flows, it considers whether a portion of the asset should be written off before the modification takes place (see below for write‑off policy). This approach impacts the result of the quantitative evaluation and means that the derecognition criteria are not usually met in such cases.

If the modification of a financial asset measured at amortized cost or FVOCI does not result in derecognition of the financial asset, then Grupo Aval recalculates the gross carrying amount of the financial asset using the original effective interest rate of the asset and recognizes the resulting adjustment as a recovery or impairment in the Consolidated Statement of Income. For variable-rate financial assets, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs or fees incurred, and fees received as part of the modification are incorporated into the gross carrying amount of the modified financial asset and are amortized over the remaining term of the modified financial asset.

Financial liabilities

Grupo Aval derecognizes a financial liability when its terms are modified, and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognized at fair value. The difference between the carrying amount of the financial liability extinguished and the new financial liability with modified terms is recognized in the Consolidated Statement of Income.

If the modification of a financial liability measured at amortized cost does not result in derecognition of the financial liability, then Grupo Aval first recalculates the gross carrying amount of the financial liability using the original effective interest rate of the liability and recognizes the resulting adjustment as interest expense in the Consolidated Statement of Income. For variable-rate financial assets, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs or fees incurred, and fees received as part of the modification are incorporated into the gross carrying amount of the modified financial liability and are amortized over the remaining term of the modified financial liability.

vi. Offsetting of financial assets and liabilities

Financial assets and liabilities are offset, and the net amount is recognized in the Consolidated Statement of Financial Position, when there is a legally enforceable right to offset recognized amounts and management intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Income and expenses are presented on a net basis only when permitted under IFRS, or for gains and losses arising from a group of similar transactions such as Grupo Aval’s trading activity.

vii. Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which Grupo Aval has access at that date.

Grupo Aval measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as active if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, Grupo Aval uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price – i.e. the fair value of the consideration given or received. If Grupo Aval determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique for which any unobservable inputs are deemed to be insignificant in relation to the measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognized in the Consolidated Statement of Income on an appropriate basis over the life of the instrument but no later than when the valuation is wholly supported by observable market data or the transaction is closed out.

Portfolios of financial assets and financial liabilities that are exposed to market risk and credit risk, managed by Grupo Aval on the basis of the net exposure to either market or credit risk are measured on the basis of a price that would be received to sell a net long position (or paid to transfer a net short position) for the particular risk exposure. Portfolio-level adjustments – e.g. bid-ask adjustment or credit risk adjustments that reflect the measurement on the basis of the net exposure – are allocated to the individual assets and liabilities on the basis of the relative risk adjustment of each of the individual instruments in the portfolio.

The fair value of a financial liability with a demand feature (e.g. a demand deposit) is no less than the amount payable on demand, discounted from the first date on which the amount could be required to be paid.

Grupo Aval recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred. See Note 5.

viii. Repurchase agreements and reverse repurchase agreements

Purchases of financial instruments under a non-optional resale agreement are measured at fair value and recognized as financial assets in the Consolidated Statement of Financial Position under interbank and overnight funds.

The excess of the purchase prices over the resale prices is recognized as interest income over the contractual term.

Sales of financial instruments under a non-optional repurchase agreement are measured at fair value and recognized as liabilities in the Consolidated Statement of Financial Position under Interbank borrowings, overnight funds and borrowings from banks and others.

The excess of the sales prices over the repurchase prices is recognized as interest expense over the contractual term.

Retained interests (i.e. the assets that collateralize the repurchase agreements) are primarily classified as fair value through OCI and measured at fair value.

ix. Impairment of financial assets

Grupo Aval recognizes loss allowances for Expected Credit Losses – (“ECL”) on the following financial instruments that are not measured at FVTPL:

●	Debt investment instruments;
●	Loans and receivables;
●	Financial guarantee contracts issued;
●	Loan commitments issued, and
●	Other accounts receivable

No credit impairment loss is recognized on equity investments.

Grupo Aval measures loss allowances at an amount equal to lifetime ECL (Stage 2 and stage 3), except the following cases, for which they are measured as 12-month ECL (Stage 1):

●	Debt investment securities that are determined to have low credit risk at the reporting date; and
●	Other financial instruments (other than loans and lease receivables) on which credit risk has not increased significantly – (“SICR”) since their initial recognition.

Grupo Aval considers a financial asset is classified as a low credit risk asset if the issuer is related to an investment grade credit rating.

12-month ECL is the portion of ECL that results from default events on a financial instrument that are possible within the 12 months after the reporting date.

Measurement of ECL

Measurement of ECL is described in Note 4(4.1.5 Amounts arising from Expected Credit Loss (ECL)).

Modified Financial Assets

If the terms of a financial asset are renegotiated or modified or an existing financial asset is replaced with a new one due to financial distress of the borrower, an assessment is made of whether the financial asset should be derecognized (see (iv)) and ECL are measured as follows:

●	If the restructuring is not expected to result in derecognition of the existing asset, then the expected cash flows arising from the modified financial asset are included in calculating the cash shortfalls from the existing asset (see Note 4(4.1.1)).
●	If the restructuring is expected to result in derecognition of the existing asset, then the expected fair value of the new asset is treated as the final cash flow from the existing financial asset at the time of its derecognition. This amount is included in calculating the cash shortfalls from the existing financial asset that are discounted from the expected date of derecognition to the reporting date using the original effective interest rate of the existing financial asset.

Credit-impaired financial assets

At each reporting date, Grupo Aval assesses whether financial assets carried at amortized cost and at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

●	Significant financial difficulty of the borrower or issuer;
●	A breach of contract such as a default or past due event;
●	The restructuring of a loan or advance by Grupo Aval on terms that Grupo Aval’ entities would not consider otherwise;
●	It is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or
●	The disappearance of an active market for a security because of financial difficulties.

A loan that has been renegotiated due to a deterioration in the borrower’s condition is usually considered to be credit-impaired unless there is evidence that the risk of not receiving contractual cash flows has decreased significantly and there are no other indicators of impairment. In addition, a loan different to a mortgage that is overdue for 90 days or more is considered impaired.

In making an assessment of whether an investment in sovereign debt is credit-impaired, Grupo Aval considers the following factors.

●	The market’s assessment of creditworthiness as reflected in the bond yields.
●	The rating agencies’ assessments of creditworthiness.
●	The country’s ability to access the capital markets for new debt issuance.
●	The probability of debt being restructured, resulting in holders suffering losses through voluntary or mandatory debt forgiveness; and
●	The international support mechanisms in place to provide the necessary support as ‘lender of last resort’ to that country, as well as the intention, reflected in public statements, of governments and agencies to use those mechanisms. This includes an assessment of the depth of those mechanisms and, irrespective of the political intent, whether there is the capacity to fulfil the required criteria.

x. Presentation of allowance for ECL in the Consolidated Statement of Financial Position

Loss allowances for ECL are presented in the Consolidated Statement of Financial Position and the impact is showed in the Consolidated Statement of Income line “Impairment (losses) recoveries on financial assets” as follows:

●	Financial assets measured at amortized cost: as a deduction from the gross carrying amount of the assets;
●	Loan commitments and financial guarantee contracts: generally presented as provisions;
●	Where a financial instrument includes both a drawn and an undrawn component, and Grupo Aval cannot identify the ECL on the loan commitment component separately from those on the drawn component: Grupo Aval presents a combined loss allowance for both components. The combined amount is presented as a deduction from the gross carrying amount of the drawn component. Any excess of the loss allowance over the gross amount of the drawn component is presented as a provision; and
●	Debt instruments measured at FVOCI: no loss allowance is recognized in the Consolidated Statement of Financial Position because the carrying amount of these assets is their fair value. However, the ECL is disclosed and is recognized as part of the net change recognized in the fair value reserve under other comprehensive income.

xi. Write-offs

Loans and debt securities are written off (either partially or in full) when there is no prospect of recovery. This is generally the case when Grupo Aval determines that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to be written-off.

Recoveries of amounts previously written off are included in “recovery of charged off financial assets” in the Consolidated Statement of Income.

Financial assets that are written off could still be subject to enforcement activities in order to comply with Grupo Aval’s procedures for recovery of amounts due. The contractual amount outstanding on the financial assets that were written off during the reporting period are disclosed in note 4.1.5 Amounts arising from ECL; Loss Allowance reconciliation tables.

Description of accounting policy for restricted cash and cash equivalents [text block]

2.6 Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits, and other short-term investments with original maturities of three months or less from the date of their acquisition that are subject to an insignificant risk of changes in their fair value and are used by Grupo Aval in the management of its short-term commitments.

Description Of Accounting Policy For Trading Assets And Liabilities [Text Block]

2.7      Trading assets and liabilities

‘Trading assets and liabilities’ are those assets and liabilities that Grupo Aval mainly acquires or incurs for the purpose of selling or repurchasing in the near term or holds as part of a portfolio that is managed comprehensively for short-term profit or position taking. Trading assets and liabilities are initially recognized and subsequently measured at fair value in the Consolidated Statement of Financial Position, with transaction costs recognized in Consolidated Statement of Income. All changes in fair value are recognized as part of net trading income (loss) in Consolidated Statement of Income.

Description of accounting policy for derivative financial instruments and hedging [text block]

2.8 Derivatives

a) Derivatives and hedge accounting

A derivative is a financial instrument for which value changes respond to changes in one or more variables denominated as “underlying” (e.g. a specific interest rate, the price of a financial instrument, a listed commodity, a foreign currency exchange rate, etc.). A derivative requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors.

Grupo Aval and its subsidiaries trades in financial markets, forward contracts, future contracts, swaps and options that fulfil the definition of a derivative.

Financial assets and liabilities arising from transactions with derivatives are generally not offset in the Consolidated Statement of Financial Position. However, when there is a legal and exercisable right to offset the recognized values and Grupo Aval intends to settle them on a net basis or to realize the assets and settle the liability simultaneously, derivatives are presented as net values in the Consolidated Statement of Financial Position.

Derivative transactions are initially recognized at fair value. Subsequent changes in the fair value are recognized in profit or loss, unless the derivative instrument is designated as a hedging instrument and, in this case, the accounting criteria will depend on the nature of the hedged item, as described below.

At the beginning of the hedging transaction, Grupo Aval formally documents the existing relationship between the hedging instrument and the hedged item, including the risk management objective and strategy in undertaking the hedging relationship. It also documents its assessment, both initially as well as on a recurring basis, of whether the hedging relationship is highly effective in offsetting the changes in fair value or cash flows of the hedged items.

The applicable policy for hedging and embedded derivatives is described below:

(i)	For fair value hedge of assets or liabilities and firm commitments, changes in the fair value of the derivative instrument are recognized in profit or loss, as well as any other change in the fair value of the asset, liability or firm commitment attributable to the hedge risk,
(ii)	For cash flow hedge of a particular risk associated with a recognized asset or liability or a projected highly probable transaction, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income. The gain or loss relating to the portion that is not effective for hedging or that does not relate to the hedged risk is immediately recognized in profit or loss.

The values accumulated in other comprehensive income are transferred to profit or loss in the same period in which the hedged item is recognized in profit or loss; and

(iii)	Hedging of net investments in a foreign operation is recognized similarly to cash flow hedging: the effective portion of changes in fair value of the hedging instrument is recognized in other comprehensive income, and the ineffective portion of the changes in fair value of the derivative is recognized in profit or loss. The hedging instrument’s gains or losses accumulated in equity will be recognized in profit or loss when the net investment in foreign operations is sold or partially disposed of.

b) Embedded derivatives

Derivatives may be embedded in another contractual arrangement (a host contract). Grupo Aval accounts for an embedded derivative separately from the host contract when:

●	The host contract is not a financial asset in the scope of IFRS 9;
●	The host contract is not itself carried at FVTPL;
●	The terms of the embedded derivative would meet the definition of a derivative if they were contained in a separate contract; and
●	The economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract.

Separated embedded derivatives are measured at fair value, with all changes in fair value recognized in profit or loss unless they form part of a qualifying cash flow or net investment hedging relationship. Separated embedded derivatives are presented in the Consolidated Statement of Financial Position together with the host contract.

Description of accounting policy for loans [policy text block]

2.9  Loans

The ‘Loans’ line in the Consolidated Statement of Financial Position includes:

●	Loans measured at amortized cost (see 2.5(ii)); they are initially measured at fair value plus incremental direct transaction costs, and subsequently at their amortized cost using the effective interest method;
●	Financial lease receivables measured at amortized cost (see 2.5(ii)).

When Grupo Aval purchases a financial asset and simultaneously enters into an agreement to resell the asset (or a substantially similar asset) at a fixed price on a future date (reverse repo or stock borrowing), the arrangement is accounted for as a loan, and the underlying asset is not recognized in Grupo Aval’s Consolidated Financial Statements.

The effective interest rate method is a method of calculating the amortized cost of a financial asset and allocating the interest income or expense over the relevant period. The effective interest rate is the rate that discounts future cash payments or receipts (without consideration of future credit losses, over the expected life of the financial instrument) to the net carrying amount of the financial asset at initial recognition. In the process of calculating the effective interest rate, Grupo Aval estimates the cash flows considering the contractual terms including prepayment expectations of the financial instrument for portfolios with high prepayment levels, except for future credit losses and considering the initial fair value plus transaction costs and premiums granted, minus commissions and discounts received which form integral part of the effective rate.

Description of accounting policy for investment in associates and joint ventures [text block]

2.10 Investment securities

The ‘investment securities’ line in the Consolidated Statement of Financial Position includes:

●	Debt investment securities measured at amortized cost (see 2.5(ii)); These are initially measured at fair value plus incremental direct transaction costs, and subsequently at their amortized cost using the effective interest method;
●	Debt and equity investment securities mandatorily measured at FVTPL (see 2.5(ii)); These are at fair value with changes recognized immediately in profit or loss;
●	Debt securities measured at FVOCI; and
●	Equity investment securities designated as at FVOCI.

For debt investment securities measured at FVOCI, gains and losses are recognized in OCI, except for the following, which are recognized in profit or loss in the same manner as for financial assets measured at amortized cost:

●	Interest revenue using the effective interest method;
●	ECL impairments and reversals of impairments; and
●	Foreign exchange gains and losses.

When a debt security measured at FVOCI is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity and recognized as profit or loss in the Consolidated Statement of Income under “Other income” under line “net gain (loss) on sale of debt securities”.

Grupo Aval elects to present changes in the fair value of certain investments in equity instruments that are not held for trading in OCI. The election is made on an instrument-by-instrument basis on initial recognition and is irrevocable.

Gains and losses on such equity instruments are never reclassified to profit or loss and no impairment is recognized in profit or loss. Cumulative gains and losses recognized in OCI are transferred to retained earnings upon disposal of an investment. Dividends are recognized in profit or loss unless they clearly represent a recovery of part of the cost of the investment, in which case they are recognized in OCI.

After initial recognition, net gains and losses resulting from changes in fair value for financial assets classified and measured at fair value, are presented either (i) in the Consolidated Statement of Income in the account “net trading income - trading investment securities” for financial assets at FVTPL or (ii) in OCI for financial instruments at FVOCI, in accordance with note 2.5 ii) above.

In turn, after their initial recognition, financial assets classified at amortized cost are adjusted to reflect interest accrued at the effective interest rate method, less payments received from borrowers.

See detail of effective interest rate method in note 2.9 Loans.

Income from dividends from financial assets in equity instruments at FVOCI is recognized in income in the account of “other income dividends” when the right to receive payment is established, regardless of the decision that has been made to record the variations in fair value in results or OCI.

Description of accounting policy for financial liabilities [text block]

2.11 Financial liabilities

A financial liability is any contractual liability in which Grupo Aval commits to deliver cash or other financial asset to another entity or person, or to exchange financial assets or financial liabilities under potentially unfavorable conditions for Grupo Aval, or a contract which will be terminated or could be settled using equity instruments owned by the entity. Financial liabilities are initially recognized based on their fair value, which is usually equal to the transaction value adjusted by directly attributable costs. Subsequently, such financial liabilities are measured at their amortized cost according to the effective interest rate method determined at initial recognition and recognized in profit or loss.

Financial liabilities are only derecognized from the Consolidated Statement of Financial Position when the obligations are extinguished, that is, when the obligations are discharged, cancelled, or expire.

Description of accounting policy for financial guarantees [text block]

2.12 Financial guarantees

Financial guarantees are those contracts requiring that the issuer carries out specific payments to reimburse the creditor for losses incurred when a specific debtor defaults in its payment obligation, in accordance with the original or modified conditions, of a debt instrument; regardless of its legal form.

Financial guarantees issued or commitments to provide a loan at a below-market interest rate are initially measured at fair value. Subsequently, they are measured:

●	As at the highest value between the amount initially recognized net of the loss allowance determined in accordance with IFRS 9 (see 2.5 (vii)) and the amount initially recognized less, when appropriate, the cumulative amount of income recognized in accordance with the principles of IFRS 15.

Credit risk impairment losses established over financial guarantee contracts under IFRS 9, are recognized as liabilities under “Provisions – other provisions” and recognized in profit or loss under “other expenses”, (see note 2.5 (x)) “Presentation of allowance for ECL in the Consolidated Statement of Financial Position”.

Description of accounting policy for non-current assets or disposal groups classified as held for sale and discontinued operations [text block]

2.13 Non-current assets held for sale and discontinued operations

Foreclosed assets and non-current assets held for sale, which Grupo Aval intends to sell in a period of less than one year, are recognized as "non-current assets held for sale". These assets are measured at the lower of their carrying value at the time of transfer and fair value, less estimated disposal costs.

A discontinued operation is a component of the entity that has been disposed or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single co-ordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the Consolidated Statement of Income.

Description of accounting policy for property, plant and equipment [text block]

2.14 Property, plant and equipment for own use

Property, plant and equipment include the assets, owned or under financial leases held by Grupo Aval for current or future use for more than one period.

They are recognized in the Consolidated Statement of Financial Position at their acquisition or construction cost, less the corresponding accumulated depreciation and, if applicable, the estimated impairment losses resulting from comparing the carrying amount of each asset with its recoverable value.

Depreciation is calculated by applying the straight-line method over the acquisition cost of the assets (except for the bearer plants, which are depreciated based on production units), less any residual value; land is not depreciated.

Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.

Asset	Useful Life
Own use buildings	According to appraisals
Equipment, furniture and accessories	From 3 to 25 years
Machinery and equipment (*)	From 5 to 25 years
Computer equipment	From 2 to 12 years
Vehicles	From 5 to 10 years
Bearer plants	From 25 to 35 years

(*) Except for the gas pipelines, these are depreciated according to appraisals (70 years).

Conservation and maintenance expense is recognized when incurred as “Administrative Expense”.

At each reporting date, the Group analyzes whether there are signs, that an asset may be impaired for such purposes, develops what is established in policy 2.21 "Impairment of non-financial assets".

Biological assets that meet the concept of bearer plant are accounted for as property, plant and equipment.

A bearer plant is a live plant that meets the following requirements:

a)	It is used for the manufacturing or supply of agricultural products;
b)	It is expected to produce for more than one period; and
c)	It has a remote probability of being sold as an agricultural product, except for irregular sales related to thinning and trimming.

Bearer plants under the set-up and growing phase are subject to a biological transformation which is reflected through cost accumulation until they reach their maturity level. In the case of the African oil palm, maturity is reached in the second year, while maturity for rubber plants is reached in the seventh year. After reaching their maturity, bearer plants are considered developed and the future economic benefits arise from the sale of the fruit produced during the useful life of the plant.

Bearer plants are measured at their cost less accumulated depreciation and any impairment losses. The useful life is equal to the plants´ production periods. The useful life of the rubber plant is thirty-five years while the useful life of the African oil palm is twenty-five years. The depreciation method used is the estimated production units as it most accurately reflects the usage of the assets If the bearer plant is sold for timber at the end of the useful life the value received is considered the residual value of the asset.

Description of accounting policy for investment property [text block]

2.15 Investment properties

Land and buildings, considered in whole or in part, that are held to earn rental income or for capital appreciation, rather than for own use or sale in the ordinary course of business. Investment properties are recognized initially at cost, including all costs associated with the transaction, and subsequently measured at fair value, with changes in fair value recognized in profit or loss.

Description of accounting policy for leases [text block]

2.16 Leases

Lessee accounting

At inception of a contract, Grupo Aval assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

Grupo Aval recognizes a right-of-use asset and a lease liability at the lease commencement date.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove any improvements made.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

Grupo Aval determines its incremental borrowing rate by analyzing its borrowings from various external sources and makes certain adjustments to reflect the terms of the lease and type of asset leased.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset; or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Grupo Aval presents right-of-use assets in ‘Tangible assets’ and lease liabilities in ‘Borrowings from banks and others’ in the Consolidated Statement of Financial Position.

Short-term leases and leases of low-value assets

Grupo Aval has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets (five thousand dollars or less) and short-term leases (maximum term 12 months or less). The Grupo Aval recognizes the lease payments associated with these leases as an expense in profit or loss on a straight-line basis over the lease term.

Lessor accounting

When Grupo Aval acts as a lessor, it determines at lease inception whether the lease is a finance lease or an operating lease. To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for a major part of the economic life of the asset. Lease contracts classified as financial leases are included in the Consolidated Statement of Financial position as “Loans” and are recognized in the same way as other loans, as explained in note 2.9.

Description of accounting policy for biological assets [text block]

2.17 Biological assets

Biological assets are measured at fair value less disposal cost, both at the time of initial recognition and at the end of reporting period, except for biological assets for which fair value cannot be measured reliably; in which case they are measured at cost less accumulated depreciation and impairment loss. Gains and losses arising from the initial and subsequent fair value measurement of the agricultural products are included in the Consolidated Statement of Income. Costs incurred in the agricultural production process are also recognized directly in the Consolidated Statement of Income.

The fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. The expected cash flows of the crop’s total life are determined by using the market price of the agricultural product currently in effect and the estimated productive life of plants, net of maintenance and harvest costs and of any other costs required for plant maintenance during the production period. The productive life of plants is estimated considering the age, location and type of product. The fair value of the biological assets is dependent on current market prices for each product.

Description of accounting policy for business combinations and goodwill [text block]

2.18 Business combinations and goodwill

Business combinations are accounted for using the “acquisition method”, when control is transferred to the controlling entity. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired.

Goodwill is measured as the excess of the aggregate of consideration transferred, over the amount of any interest previously acquired and the net of identifiable assets acquired and liabilities assumed at acquisition date. Goodwill acquired in a business combination is assigned to each of the groups of cash-generating units from which benefit are expected as a result of the acquisition. Goodwill is not subsequently amortized; however, it is subject to an annual impairment assessment in relation to the cash-generating unit to which it has been assigned and, from which benefits are expected deriving from the synergies of business combinations. A loss due to impairment recognized on Goodwill cannot be reversed in subsequent periods.

Description of accounting policy for intangible assets other than goodwill [text block]

2.19 Other intangible assets

Other intangible assets mainly comprise software and licenses, which are initially measured at the cost of acquisition or cost of development. Costs incurred during the research phase are expensed as incurred.

Development expenses which are directly attributable to design and performance tests of software and identifiable, unique and controlled by Grupo Aval are recognized as intangible assets, if following conditions are met:

●	Technically, it is possible to complete the intangible asset production, so it can be available for use;
●	Management intends to complete the corresponding intangible asset for use;
●	Management has the capacity of using the intangible asset;
●	It is probable that future economic benefits that are attributable to the asset will flow to the entity;
●	There is availability of adequate technical or financial resources or other type, for completion and usage of the intangible asset; and
●	Costs attributable to the intangible asset during its development phase can be estimated and measured in a reliable manner.

Costs that are directly attributable and capitalized as part of intangible assets include personnel expense directly related to developing such intangibles and overhead expenses that can be capitalized.

Expenses that do not satisfy these criteria are recognized as incurred expenses. Disbursements over intangible assets are initially recognized as expenses of the period and they are not subsequently recognized as intangible assets.

After initial recognition, an intangible asset shall be carried at its cost less any accumulated amortization and any accumulated impairment losses. The annual amortization rates estimate for each type of assets are:

Intangible Asset	Useful Life
Software and computer applications	From 1 to 20 years
Licenses	From 1 to 15 years
Trademarks	Indefinite
Customer-related assets	From 1 to 10 years
Intellectual property rights	From 1 to 20 years
Models, formulas, designs and prototypes	10 years
Easements	From 20 to 50 years

At the end of each period, the Group will test whether an intangible asset with an indefinite useful life has experienced an impairment loss by comparing its recoverable amount with its carrying amount on an annual basis and not only when there are indications of impairment. Likewise, that the useful life of an intangible asset that is not being amortized will be reviewed every period to determine if there are facts and circumstances that allow continuing to maintain an indefinite useful life for that asset. Any impairment loss or subsequent reversal is recognized in the Consolidated Statement of Income; such impairment is determined by the excess of the book value over the recoverable value.

Description of accounting policy for service concession arrangements [text block]

2.20 Concession arrangements rights

Concession contracts, are those in virtue of which certain subsidiaries of Grupo Aval make a commitment with the Governments in the countries in where they operate for the construction or maintenance of infrastructure, for a period of time during which, said entities receive the revenue derived from the contract, either through direct payments from the Government, through tolls or other types of fees charged to the end users of the project, which, are recognized as financial assets or intangible assets.

A financial asset is recognized when pursuant to the contractual conditions, there is an entitlement to an unconditional contractual right of receiving cash or other financial assets from the grantor or from the Government, due to construction services or when the Government guarantees minimum income from tolls or fees charged to the users of the concession work during the term of the concession agreement.

An intangible asset is recognized if in the concession contract does not include an unconditional right for the concessionaire to receive cash and, on the contrary, its revenue depends on the right it has for the use of the infrastructure under concession. In some cases, contracts can contain both financial and intangible assets.

Concession arrangements are recognized as follows:

(a)	During the construction stage, all estimated income for construction services as well as the costs associated to the construction are recognized in the Consolidated Statement of Income based on the stage of completion of the work performed. In the event that there is an expected loss, this is recognized as an expense immediately.

(b)	If all or part of the concession arrangement is classified as a financial asset, it is recognized in accordance with the accounting policy for financial assets as set out in note 2.5.

(c)	If all or part of the concession contract is classified as an intangible asset, the revenues are accumulated as intangible assets during the construction phase of the project, assets and are amortized over the term of the arrangement in a manner that reflects the pattern in which the concession asset’s economic benefits are consumed by the entity, from the moment the asset enters into service.

Description of accounting policy for impairment of non-financial assets [text block]

2.21 Impairment of non-financial assets

At each reporting date, Grupo Aval reviews the carrying amounts of its non-financial assets (other than investment properties and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Goodwill is tested annually for impairment. For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that is largely independent of the cash inflows of other assets or Cash Generating Units “CGU”. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The “recoverable amount” of an asset or CGU is the greater of its value in use and its fair value less costs to sell. “Value in use” is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash generating units “CGU”.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss of goodwill cannot be reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Description of accounting policy for employee benefits [text block]

2.22 Employee Benefits

Grupo Aval´s entities provide the following benefits to employees in exchange of services rendered to the Group:

a)	Short-term employee benefits

Pursuant to Colombian and other countries labor rules, such benefits are comprised of salaries, premiums, vacations, severance payments and payroll tax contributions to the local Government designated agencies which are paid within 12 months following the end of the reporting period. Such benefits are accumulated on an accrual basis and recognized in profit or loss.

b)	Post-employment benefits (defined benefit plans)

Grupo Aval pays to its employees certain benefits when they retire or upon completion of their employment period, other than indemnities. These benefits include retirement pensions which are directly assumed by Grupo Aval’s entities, pending severance payments to employees belonging to the labor regime prior to Law 50 1990 in Colombia, and certain extra-legal benefits or benefits agreed in collective bargaining agreements.

Post-employment benefits liabilities are determined based on the present value of estimated future payments, calculated based on actuarial assessments using the projected unit of credit method, and applying actuarial assumptions about mortality rate, increase of salaries and personnel turnover, and interest rates determined with reference to bond market returns of local Government’ bonds or high-quality business liabilities in effect at the reporting date. Under the projected unit of credit method, future benefits to be paid to employees are assigned to each accounting period in which the employee renders the service. Therefore, the corresponding expense due to these benefits recognized in profit or loss of Grupo Aval includes the present service cost assigned in the actuarial calculation plus the financial cost of calculated liabilities. Changes in liabilities due to changes in actuarial assumptions are recognized in Other Comprehensive Income.

Changes in actuarial liabilities due to changes in employment benefits granted to employees that have a retroactive effect are recognized as an expense in the earlier of the following dates:

●	When a modification of the granted employment benefits takes place, or
●	When provisions for restructuring costs are recognized by a subsidiary.
c)	Other long-term employee benefits

Long term benefits are different from employee short-term benefits, post-employment benefits and termination benefits. In accordance with the collective bargaining agreements and regulations of each company of Grupo Aval, such benefits are mainly related to seniority bonuses.

Long-term liabilities for employee benefits are determined in the same manner as post-employment benefits described in item (b) above; the only difference is that the changes in the actuarial liability due to changes in the actuarial assumptions are recognized in the Consolidated Statement of Income.

d)	Termination benefits

These benefits are payments which must be made by Grupo Aval´s entities derived from their taking the unilateral decision of terminating and employee´s labor contract or from and employee´s decision to accept benefits offered by an entity in exchange for terminating the employment contract, such payments correspond to severances for dismissal or redundancy and other benefits that entities unilaterally decide to grant to their employees under such circumstances.

Termination benefits are recognized as a liability and in profit or loss at the earlier of the following dates:

●	When Grupo Aval´s entities formally inform to the employee about its decision of dismissal; or
●	When provisions for restructuring costs are recognized by a subsidiary.

Description of accounting policy for income tax [text block]

2.23 Income taxes

Income tax expense includes both current and deferred tax. Tax expense is recognized in the Consolidated Statement of Income except for items recognized in Other Comprehensive Income or directly in equity.

Current income tax expense is calculated based on the tax laws in force (enacted or substantively enacted) in each of the countries in which we operate as of the reporting date of the Consolidated Financial Statements is subject to the income tax. Management of each subsidiary of Grupo Aval periodically assesses tax return positions with respect to situations where the applicable tax regulation is subject to interpretation and establishes provisions, when appropriate, on the basis of amounts expected to be paid to tax authorities.

Deferred taxes are recognized with respect to temporary differences arising between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Deferred taxes are not recognized for: (i) temporary differences on the initial recognition of goodwill; (ii) temporary differences on the initial recognition of an asset or liability in a transaction that is not a business combination and that affects neither the accounting nor the taxable profit or loss and (iii) temporary differences related to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. Deferred taxes are measured using the tax rates that are expected to be applied to the temporary differences upon reversal, using enacted tax rates or substantively enacted at the reporting date.

Deferred taxes assets are only recognized to the extent it is probable that future taxable income is expected to be available to offset temporary differences.

Deferred tax liabilities arise from taxable temporary differences, except for the deferred tax liabilities on investments in subsidiaries, when the opportunity of reversal of temporary differences is controlled by Grupo Aval and it is not expected to be reversed in the near future. Generally, Grupo Aval has the ability to control the temporary differences of investments in associates.

Current taxes are offset only when the entity has a legally enforceable right to offset and the entity intends to either settle on a net basis or to realize the asset and settle the liability simultaneously. Deferred taxes are offset when the entity has a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities are related to income taxes levied by the same tax authority over the same taxable entity or over different entities but these entities have an intention to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously, for each period in which these differences reverse.

In determining the amount of current and deferred taxes, Grupo Aval considers the impact of uncertain tax exposures on current tax liabilities, including whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes Grupo Aval to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities would impact tax expense in the period in which such a determination is made.

Description of accounting policy for borrowing costs [text block]

2.24 Capitalization of borrowing costs

Borrowing costs which are directly attributable to the acquisition, construction or production of a qualifying asset which requires a substantial period of time to get ready for its intended use are part of the cost of the asset. Other borrowing costs are recognized as expenses.

Grupo Aval begins capitalizing borrowing costs as part of the cost of a qualifying asset on the commencement date. This is the date when the entity first meets all of the following conditions:

(a) it incurs expenditures for the asset;

(b) it incurs borrowing costs; and

(c) it undertakes activities that are necessary to prepare the asset for its intended use or sale.

Description of accounting policy for provisions [text block]

2.25 Provisions

Provisions for environmental dismantling and recovery, restructuring costs and legal claims are recognized when Grupo Aval has a present legal or assumed obligation as a result of past events, and it is probable that an outflow of economic benefits will be required to settle the obligation. Restructuring provisions include penalties due to cancelation of leases.

Provisions are measured at the present value of outflows expected to be necessary to settle the obligation, using a discount rate before taxes, reflecting the assessments of the time value of money of the current market as well as the specific risks of the obligation. The subsequent increase of the provision due to the unwinding of the discount rate is recognized as “financial expense”.

Disclosure Of Accounting Policy For Nonvoting Rights Of Preferred Shares Explanatory [Text Block]

2.26 Non-voting rights of preferred shares

Preferred shares represent partial ownership and do not provide shareholders with any of the voting rights of common shares. Grupo Aval has classified as an equity instrument all the non-voting preferred shares. See note 25 equity attributable to owners of the parent.

Description of accounting policy for recognition of revenue [text block]

2.27 Revenues

●Net interest income

(i)  Effective interest rate

Interest income and expense are recognized in the Consolidated Statement of Income using the effective interest method. The “effective interest rate” is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

●	The gross carrying amount of the financial asset; or
●	The amortized cost of the financial liability.

When calculating the effective interest rate for financial instruments other than credit-impaired assets, Grupo Aval estimates future cash flows considering all contractual terms of the financial instrument, but not expected credit losses. For credit-impaired financial assets, a credit-adjusted effective interest rate is calculated using estimated future cash flows including expected credit losses.

The calculation of the effective interest rate includes transaction costs and fees and points paid or received that are an integral part of the effective interest rate. Transaction costs include incremental costs that are directly attributable to the acquisition or issue of a financial asset or financial liability.

(ii)  Amortized cost and gross carrying amount

The ‘amortized cost’ of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured on initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any expected credit loss allowance.

The ‘gross carrying amount’ of a financial asset is the amortized cost of a financial asset before adjusting for any expected credit loss allowance.

(iii)  Calculation of interest income and expense

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability to calculate the interest income and expenses.

However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

For financial assets that were credit-impaired on initial recognition, interest income is calculated by applying the credit-adjusted effective interest rate to the amortized cost of the asset. The calculation of interest income does not revert to a gross basis, even if the credit risk of the asset improves.

For information on when financial assets are credit-impaired, see note 2(2.5) (ix).

(iv)  Presentation

Interest income and expense presented in the Consolidated Statement of Income include interest calculated on an effective interest basis:

●	Interest on financial assets and financial liabilities measured at amortized cost calculated on an effective interest basis, see note 2.27 (i);
●	Interest on debt instruments measured at FVOCI calculated on an effective interest basis see note 2.27 (i);

Interest income and expense on all trading assets and liabilities are considered to be incidental to Grupo Aval’s trading operations and are presented together with all other changes in the fair value of trading assets and liabilities in net trading income.

Interest income and expense on other financial assets and financial liabilities mandatory at FVTPL are presented in “Net trading income” and financial assets in concessions arrangements rights at FVTPL under “Net income from other financial instruments mandatorily at fair value through profit or loss”.

Net trading income

‘Net trading income’ comprises net gains or losses related to held for trading assets and liabilities, and includes all realized and unrealized fair value changes, interest, dividends and foreign exchange differences.

Revenue from contracts with customers (other than interest income).

Contract assets

A contract asset is Grupo Aval’s right to consideration in exchange for goods or services that Grupo Aval has transferred to a customer when that right is conditional on something other than the passage of time (for example, invoicing or delivery of other elements of the contracts).

Contract costs eligible for capitalization as incremental costs of obtaining a contract are recognized as a contract asset. Contract costs are capitalized when are incurred if Grupo Aval expects to recover those costs. Contract costs are amortized on a systematic basis consistent with the transfer of the services to the customer and the related revenues are recognized. Contract costs capitalized are impaired if the customer retires or if the asset’s carrying amount exceeds projected discounted cash flows relating to the contract.

Contract liabilities

Contract liabilities comprise Grupo Aval’s obligation to transfer goods or services to a customer for which Grupo Aval has received consideration from the end customer or the amount is due. Additionally, it includes deferred income relating to goods or services that will be delivered in the future, which are charged to a customer in advance but not yet due.

Steps for revenue recognition

Grupo Aval recognizes revenue from contracts with customers based on a five-step model as set out in IFRS 15:

●	Step 1. Identify contract(s) with a customer: A contract is defined as an agreement between two or more parties that creates enforceable rights and obligations and sets out the criteria for every contract that must be met. Contracts can be written, oral or implied by an entity’s customary business practices.
●	Step 2. Identify performance obligations in the contract: A performance obligation is a promise in a contract with a customer to transfer a good or service to the customer.
●	Step 3. Determine the transaction price: The transaction price is the amount of consideration to which Grupo Aval expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.
●	Step 4. Allocate the transaction price to the performance obligations in the contract: For a contract that has more than one performance obligation, Grupo Aval allocates the transaction price to each performance obligation in an amount that depicts the amount of consideration to which Grupo Aval expects to be entitled in exchange for satisfying each performance obligation.
●	Step 5. Recognize revenue when (or as) Grupo Aval satisfies a performance obligation.

Grupo Aval satisfies a performance obligation and recognizes revenue over time, if one of the following criteria is met:

a)	Grupo Aval´s performance does not create an asset with an alternate use to Grupo Aval, and Grupo Aval has as an enforceable right to payment for the performance completed to date.
b)	Grupo Aval´s performance creates or enhances an asset that the customer controls as the asset is created or enhanced.
c)	The customer simultaneously receives and consumes the benefits provided as Grupo Aval´s performs its obligation.

For performance obligations where one of the above conditions are not met, revenue is recognized at the point in time at which the performance obligation is satisfied.

When Grupo Aval satisfies a performance obligation by delivering the promised goods or services it creates a contract asset on the amount of consideration earned by the performance. Where the amount of consideration received from a customer exceeds the amount of revenue recognized this gives rise to a contract liability.

Revenue is measured based on consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. Grupo Aval recognizes revenue when it transfers control over a good or service to a customer. Revenue is presented net of value added tax (VAT), rebates and discounts and after eliminating intra-group sales.

Grupo Aval assesses its revenue arrangements to determine if it is acting as principal or agent.

Revenue is recognized to the extent it is probable that the economic benefits will flow to Grupo Aval and the revenue and costs, if applicable, can be measured reliably.

The following is a description of principal activities from which Grupo Aval generates revenue from contracts with customers:

(i)  Banking (Financial Services)

Grupo Aval often enter into contracts that cover a number of different services. Such contracts might contain components within, and components outside, the scope of IFRS 15. Therefore, Grupo Aval only applies the IFRS 15 guidance where it has contracts that are all or partly outside the scope of IFRS 9.

The main revenue streams earned by the banks from contracts with customers are the following:

●Commissions:

Banks receive bancassurance commissions for introducing new clients to third party insurers, where the bank does not underwrite the insurance policy itself. These commissions are usually paid periodically (for example, monthly) to banks based on the volume of new policies (and/or renewal of existing policies) originating from clients introduced by the bank. The transaction price might include an element of consideration that is variable or contingent on the outcome of future events, such as policy cancellations, which is estimated and included in the transaction price based on the most likely amount only when it is highly probable that the resolution of the uncertainty will not result in a significant reversal of revenue.

Performance obligations are fulfilled over time, taking into account that customers (insurers) receive benefits as time progresses. Where the commission calculation is made on a monthly basis or in a shorter period, the total amount of the commission is recognized in the results when its determination is made. If the settlement of commissions is defined in periods longer than a monthly basis, the expected income to recognize revenues is estimated as time progresses.

Loan commitment fees are within the scope of IFRS 15 when it is unlikely that a specific lending arrangement will be entered into and the loan commitment is not measured at FVTPL. Loan syndication fees received by a bank that arranges a loan and retains no part of the loan package for itself (or retains a part at the same Effective Interest Rate “EIR” for comparable risk as other participants) are within the scope of IFRS 15.

Income from performance obligations to provide such services, which are met at a point in time, are recognized when the particular event defined in the contracts occurs (e.g., approval of the syndicated loan). The obligations met over time are recognized during the period of the commitment; If income is received in advance, it is deferred over the period of the commitment. If income is received upon expiration, it is estimated periodically.

●	Credit cards: Interchange fees, Annual-quarterly-monthly fees, Loyalty programs

There are contracts that create enforceable rights and obligations between the Bank and the cardholders or merchants under which the bank will provide services, sometimes in exchange for annual and other fees. The following are some of the services that might exist in a contract with a cardholder:

●	Issuance of loyalty points (which are options to acquire goods/services for free or at a discount in the future), usually based on the monetary volume of card transactions;
●	Payment processing service;
●	Insurance where the bank is not the insurer;
●	Fraud protection; and
●	Processing of certain transactions, such as purchases in a foreign currency and Advances.

The transaction price is allocated to each performance obligation based on the relative stand-alone selling prices of the goods or services being provided to the customer. The allocation of the transaction price to each of the separate performance obligations will not necessarily be required where there is more than one performance obligation and the performance obligations all satisfied at the same time or evenly over the period.

Performance obligations are fulfilled over time, taking into account that customers receive benefits as time goes on. Given that the entity's efforts or resources are expended evenly throughout the performance period, income is recognized on a linear basis during the period defined under the credit card conditions. The costs of plastic or security elements are capitalized as contract signing costs.

In connection with Grupo Aval the credit and debit card processing fee, customers receive benefits every time they make purchases. In this context, income is recognized periodically (daily or monthly) on the basis of the amounts traded. Income that would be deferred by the valuation of the points granted for customer loyalty programs to the cardholders will be extracted from the total amount of commissions recorded periodically. See section (vi) Customer loyalty program below.

●Savings and checking accounts: Account and transaction fees

Savings and checking accounts contracts usually allow customers access to a variety of services, including wire transfer processing, ATM use for cash withdrawals, issuance of debit cards, and account statements; they might also include other benefits. Fees are charged on a periodic basis and give the customer access to banking services and additional benefits. Performance obligations are fulfilled over time, taking into account that customers receive benefits as time progresses. As a result, banks recognize fees from providing services in the accounting period in which the services are rendered.

●Investment banking: Underwriting fees and Advisory fees

Advisory contracts with customers are not standardized. These contracts might differ between customers, and they often include variable consideration, including contingent fees, that are only payable upon meeting agreed milestones.

Income from performance obligations to provide such services, which are met at a point in time, are recognized when the particular event defined in the contracts occurs. The obligations met over time are recognized considering method of milestones achieved (when only one milestone that considers the delivery of results, income is recognized at a single moment when the final delivery is made).

(ii)  Asset management

Revenues of asset portfolios management correspond to fees which arise from the rendering of management and advisory services and usually are measured based on performance and profit of asset portfolios of asset portfolios, which are recognized based on amounts calculated under the formulas established by the contracts when such amount is no longer subject to adjustments resulting from future events.

If the fee expected is variable, the variable consideration included in the transaction price is limited to the amount for which it is highly probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty is resolved. In the estimation, Grupo Aval considers both the likelihood and the magnitude of the revenue reversal. Factors that could increase the likelihood or the magnitude of a revenue reversal include, but are not limited to, (i) the amount of consideration is highly susceptible to factors outside the entity’s influence, (ii) the uncertainty about the amount of consideration is not expected to be resolved for a long period of time, and (iii) the contract has a large number and broad range of possible consideration amounts.

Fees are often based on net assets under management or returns generated by the underlying investments held by the funds subject to certain thresholds.

The contractual measurement period for performance fees of fund managers is often a month, quarter or year, and in some rare cases longer. In some cases, the fees will be constrained until the contractual measurement period is completed. The Group assess if there is a portion (a minimum amount) of the variable consideration that should be recognized prior to the end of the contractual measurement period. The full amount of the fee will likely be recognized as of the end of the contractual measurement period when the asset manager becomes certain of the amount. In certain cases, the full amount of the fee will be recognized upon redemption when is no longer subject to reversal.

(iii)  Construction and operation services (Concessions)

In concession arrangements, Grupo Aval determines that its performance obligations (construction, operation and maintenance) are satisfied over time and measures progress toward completion to determine the timing of revenue recognition using a method that depicts the transfer of the goods or services to the customer.

Grupo Aval considers the nature of the product or services provided and the terms of the contract, such as termination rights, the rights to demand or retain payments, and the legal title to work in process in determining the best input or output method for measuring progress toward satisfaction of the performance obligation.

Grupo Aval applies a single method to measure progress for each performance obligation within a contract. The method can be either an input method (cost incurred, labor hours) or output method (units produced, milestones reached).

Estimations of revenues, costs or progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in profit or loss in the period in which the circumstances that give rise to the revision become known by management.

(iv)  Power and utilities

Contracts between a customer and a public utility company establish the rates and terms of service for the purchase, delivery, and sale of electricity or gas. Grupo Aval determines that its obligation is represented in a single performance obligation which is to sell electricity or gas, and it is satisfied over time (over the term of the agreement) through a series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

Some contracts include multiple deliverables, such as the installation of fixtures or repairs, which are accounted as separate performance obligations. The transaction price is allocated to each performance obligation based on the stand-alone selling prices (regulated rates). If contracts include the installation of fixtures, the associated revenue is recognized at the point in time when goods are installed, the ownership has been transferred and the customer has accepted the property.

(v)  Logistic activities

Grupo Aval´s transport and logistics companies offer multiple products or services to their customers as part of a single agreement. Separate performance obligations are identified in an agreement based on the terms of the contract and Grupo Aval's usual business practices.

Revenue recognition criteria generally applies separately to each performance obligation. In certain circumstances, it may be necessary to separate a transaction into identifiable components to reflect the content of the transaction. It may be necessary to group two or more transactions when they are linked in such a way that the commercial effect cannot be understood without reference to the series of transactions as a whole.

The transaction price is assigned to performance obligations separately in a contract based on the relative independent selling price of each separate performance obligation.

(vi)  Customer loyalty program

Financial entities and hotels of Grupo Aval manage loyalty programs in which the customers accumulate points for their purchases, entitling them to redeem such points for prizes in accordance with the policies and the prize plan in force as of the redemption date. Reward points are recognized as an identifiable component separate from income for the service rendered, at their fair value. Income from loyalty programs is deferred and recognized in the Consolidated Statement of Income until the entity has fulfilled its obligations to supply the products under the terms of the program or when it is no longer probable that the points under the program will be redeemed.

Grupo Aval acts as the principal in a customer loyalty program if it obtains control of the goods or services of another party in advance of transferring control of those goods or services to a customer. Grupo Aval is an agent if its performance obligation is to arrange for another party to provide the goods or services.

(vii) Hotel services

Revenue is derived from the following sources:

i)	Management fees: earned from hotels managed by Grupo Aval, usually under long-term contracts with the hotel owner. Management fees include a base fee, generally a percentage of hotel revenue, which is recognized when earned in accordance with the terms of the contract and an incentive fee, generally based on the hotel’s profitability or cash flows and recognized when the related performance criteria are met under the terms of the contract.

ii)	Owned and leased: primarily derived from hotel operations, including the guests accommodation and sales of food and beverage from owned and leased hotels operated under Grupo Aval brand names.

Revenue is recognized at the point when the goods are sold or services are rendered.

(viii) Agriculture products

Grupo Aval grows and sells agricultural products through companies owned by Corficolombiana. Sales are recognized when control of the products has been transferred, meaning when the products are delivered to the wholesaler, the wholesaler has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation. Delivery occurs when the products have been shipped to the specific location, the risks of obsolescence and loss have been transferred to the wholesaler, and either the wholesaler has accepted the products in accordance with the sales contract, the acceptance provisions have lapsed, or Grupo Aval has objective evidence that all criteria for acceptance have been satisfied.

Revenue from these sales is recognized based on the price specified in the contract, net of discounts. Accumulated experience is used to estimate and provide for the discounts, using the most likely amount, and revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. A receivable is recognized when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

(ix) Financing components.

Grupo Aval adjusts transaction prices for the time value of money for contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year.

Description of accounting policy for earnings per share [text block]

2.28     Earnings per share

Earnings per share is calculated as net income for the period attributable to Grupo Aval’s shareholders divided by the weighted average number of common and preferred shares outstanding during the period. Diluted earnings per share are determined in the same way, on the basis of net income, but the weighted average number of shares outstanding is adjusted to account for the potential dilutive effect of stock options. Grupo Aval does not have financial instruments with potential dilutive effects. As a consequence, only basic earnings per share are disclosed in these financial statements.

Disclosure of expected impact of initial application of new standards or interpretations [text block]

2.29 New and amended IFRS

New standards and amendments to standards are effective for annual periods beginning after January 1, 2024 and earlier application is permitted; however, Grupo Aval has not early adopted them in preparing these Consolidated Financial Statements.

Effective for
Annual Periods
New or Amended Standard	Title of the Standard	Beginning on or After
Forthcoming requirements
Lease Liability in Sale and Leaseback	Amendments to IFRS 16 Leases	January 1,2024
Classification of Liabilities as Current or Non-current	Amendments to IAS 1 Presentation of Financial Statements	January 1,2024
Supplier Finance Arrangements	Amendments to IAS 7 and IFRS 7	January 1,2024
Lack of Exchangeability	Amendments to IAS 21	January 1,2025
Classification and Measurement of Financial Instruments	Amendments to IFRS 7 and IFRS 9 (1)	January 1,2026
Presentation and Disclosure in Financial Statements	IFRS 18 (2)	January 1,2027
Subsidiaries without Public Accountability. Disclosure	IFRS 19	January 1,2027
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Amendments to IFRS 10 and IAS 28	Available for optional adoption/ effective date deferred indefinitely

(1) Classification and measurement of financial instruments. In May 2024, IFRS issued Amendments to the classification and measurement of financial instruments which amended IFRS 9 and IFRS 7. The requirements will be effective for annual reporting periods beginning on or after January 1, 2026, with early application permitted, and are related to:

●	Settling financial liabilities using electronic payment system; and
●	Assessing contractual cash flow characteristics of financial assets, including those with sustainability - linked features.

The Group is in the process of assessing the impact of the new amendments.

(2) Presentation and Disclosure to Financial Statements. IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standards introduce the following key new requirements:

●	Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities also required to present a newly-defined operating profit subtotal. Entities’ net profit will not change.
●	Management-defined performance measures (MPMs) are disclosed in a single note in the financial statements.

Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group is still in the process of assessing the impact of the new standard.